LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
LOSS PER SHARE
Schedule of calculation of basic and diluted loss per share

	Year Ended December 31,
	2018	2019	2019
	RMB	RMB	US$
Numerator:
Net loss used in calculating loss per share-basic and diluted	(42,063)	(101,060)	(14,515)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic and diluted	8,524,100	8,937,600	8,937,600
Basic and diluted loss per share:
To ordinary shares	(4.93)	(11.31)	(1.62)